Subsequent events	12 Months Ended
Sep. 30, 2024
Subsequent events
Subsequent events

Note 20 – Subsequent events

1. On October 10, 2024, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured promissory note, on October 10,2024, in the principal amount of $3,149,750 (the “Note”), convertible into Class A ordinary shares, no par value, of the Company (the “Class A Ordinary Shares”), for a purchase price of $2,925,000.

The Note bears interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by the Investor to the Company. The Note includes an original issue discount of $204,750.00 along with $20,000.00 for the Investor’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding principal balance elected for pre-payment. The Note contains a floor price of $0.10412 for the possible future conversions into Class A Ordinary Shares.

2. On November 29, 2024, the Company incorporated a wholly owned subsidiary, Ewforest Group Limited.

3. On December 3, 2024, Jian Chen notified the CN Energy Group. Inc. (the “Company”) that she resigned as the Chairperson of the Audit Committee (the “Audit Committee”) of the board of directors of the Company (the “Board”), effective December 3, 2024. Ms. Chen’s decision to resign as the Chairperson was not the result of any disagreement with the Company on any matters relating to the Company’s operations, accounting policies or practices. Ms. Chen will remain as an independent director on the Board.

4. On December 12, 2024, the Board approved the nomination of Mr. Ming Yi as an independent director on the Board and the Chairperson of the Audit Committee.

5. On December 5, 2024, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into Warrant Inducement Agreements (the “Warrant Inducement Agreement”) with certain holders (the “Holders”, and each, a “Holder”) of the Company's existing ordinary share purchase warrants issued in January 2023 (the “Existing Warrants”), covering up to an aggregate of 6,576,278 class A ordinary shares of the Company, no par value (the “Ordinary Shares”), pursuant to which (i) the exercise price of the Existing Warrants will be reduced from $1.4529 per share to $0.32 per share (the “Reduced Exercise Price”) to the extent exercised by each Holder, and (ii) in exchange for each Holder’s cash payment of the Reduced Exercise Price of the Existing Warrants in part or whole, the Company will issue new unregistered ordinary share purchase warrants (the “New Warrants”), to incentivize the Holders to exercise the Existing Warrants in cash. The Holders had until January 5, 2025 (the “Termination Date”) to exercise such Existing Warrants at the Reduced Exercise Price and receive New Warrants. The Company also agreed to file a registration statement covering the resale of the Ordinary Shares issued or issuable upon the exercise of the New Warrants (the “Warrant Shares”). The New Warrants and Warrant Shares were offered in reliance upon the exemption provided by Section 4(a)(2) of the Securities Act of 1933, as amended.

6. On January 7, 2025, the Company and the Holders entered into the extension letter (the “Extension Letter”) to extend the Termination Date for the Holders to exercise such Existing Warrants and receive New Warrants from January 5, 2025, to February 7, 2025. Additionally, pursuant to the Extension Letter, the Company agreed to file a registration statement covering the resale of the Warrant Shares no later than February 21, 2025.

7. On January 20, 2025, CN Energy Group. Inc. (the “Company”), entered into a Share Transfer Agreement (the “Agreement”) with Asia Rubber Resources Limited (“Asia Rubber Resources”). Pursuant to the Agreement, the Company agreed to transfer 100% of its equity in Clean Energy Holdings Limited to Asia Rubber Resources (the “Transfer”) for a total purchase price of HKD10,000 (approximately $1,281).